Statements of Net Assets Available for Benefits - EBP 003 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investment in the Charter Communications, Inc. Defined Contribution Plans Master Trust
Fair Value	$ 1,646,678	$ 1,455,147
At contract value	16,656	15,985
Investment in the Charter Communications, Inc. Defined Contribution Plans Master Trust	1,663,334	1,471,132
EBP, Receivable [Abstract]
Employer contributions receivable	79,336	3,945
Total assets	1,742,670	1,475,077
Liabilities:
Accrued administrative expenses	0	95
Total liabilities	0	95
Net assets available for benefits	$ 1,742,670	$ 1,474,982